Business Combination (Details Narrative) - USD ($)		12 Months Ended
	Nov. 23, 2017	Dec. 31, 2017	Nov. 30, 2017
Cash consideration			$ 1,836,491
Identifiable intangible assets	$ 1,435,371
Estimated useful life	10 years
Anytrust [Member]
Ownership interest	100.00%
Cash consideration	$ 1,836,491
Net revenue from acquisition		$ 63,578
Net loss from acquisition		$ 217,268